Share Capital (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 26, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 shares	Apr. 30, 2020 shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($) $ / shares	Sep. 30, 2022 shares	Oct. 31, 2022 shares	Dec. 31, 2022 shares	Dec. 29, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Classes of common shares			1				1
Stock Issued During Period, Value, New Issues | $				$ 102
2019 ATM Agreement [Member]
Proceeds from Issuance of Redeemable Preferred Stock | $ | $														$ 51,234	$ 18,847	$ 856
Shares Issued														2,076,992	839,442	42,756
2022 ATM Agreement [Member]
Stock Issued During Period, Value, New Issues | $													$ 150,000,000
Stock Offering Cost | $							$ 0
January 2021 Equity Offering [Member]
Stock Issued During Period, Shares, New Issues	5,400,000	141,959
Shares Issued, Price Per Share | $ / shares	$ 13.00
Proceeds from Issuance or Sale of Equity | $	$ 70,200	$ 67,758
Common Class A | 2019 Plan [Member]
Stock Issued During Period, Shares, New Issues						184,270	142,868					586,819		747,604
Common Stock [Member]
Stock Repurchased and Retired During Period, Shares			385,064	582,178	184,684			521,650
Stock Issued During Period, Value, New Issues | $				$ 0
Common Class A [Member]
Common Stock, Shares, Outstanding			35,165,914				35,165,914					35,990,288
Stock Issued During Period, Shares, New Issues														747,604
Stock Repurchased and Retired During Period, Shares					184,684					568,835	307,121
Repurchased common shares							967,242
Series B Preferred Stock [Member]
Preferred shares issuance term description							On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share.
Redemption price per depositary share | $ / shares									$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock | $ | $									$ 33,497
Preferred Stock, Dividend Rate, Percentage									8.75%
Preferred Stock, Redemption Terms							At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Preferred Stock, Redemption Price Per Share | $ / shares			$ 2,500.00				$ 2,500.00
Preferred Stock, Shares Outstanding			43,592				43,592					43,592
Desositary shares outstanding			4,359,190				4,359,190
Series B Preferred Stock [Member] | 2019 ATM Agreement [Member]
Preferred Stock, Shares Outstanding															8,394	428